CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue from related parties	¥ 4,281,005	¥ 2,816,995	¥ 1,778,640
Cost of revenue related parties	¥ 3,342,084	¥ 2,141,123	¥ 1,355,493